SHAREHOLDERS' EQUITY - Summary of the Company's stock option activity and related information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY
Amount of options, outstanding at beginning of year	551,809
Amount of options, Granted	3,000
Amount of options, Exercised	(189,841)
Amount of options, Forfeited	(3,625)
Amount of options, outstanding at end of year	361,343	551,809
Amount of options, exercisable at end of year	303,904
Weighted average exercise price, outstanding at beginning of year	$ 8.88
Weighted average exercise price, Granted	23.99
Weighted average exercise price, Exercised	5.56
Weighted average exercise price, Forfeited	10.63
Weighted average exercise price, Options outstanding at end of year	10.74	$ 8.88
Weighted average exercise price, Option exercisable at end of year	$ 9.61
Weighted average remaining contractual term, Options outstanding (in years)	2 years 6 months 14 days	2 years 10 months 28 days
Weighted average remaining contractual term, Options exercisable at end of year (in years)	3 years 10 months 6 days
Aggregate intrinsic value, outstanding	$ 14,268
Aggregate intrinsic value, outstanding	2,786	$ 14,268
Aggregate intrinsic value, Options exercisable at end of year	$ 2,597